Stock Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Stockholders' equity note, stock split, exchange ratio	1.8282
Aggregate intrinsic value of options exercised		$ 5,339	$ 68
Proceeds from exercise of stock options		1,289	75
Fair value of units vested		$ 3,908	$ 940
Weighted average grant-date fair value		$ 2.92	$ 2.37
Aggregate intrinsic value of options outstanding		$ 26,865	$ 7,841
Aggregate intrinsic value of options exercisable		$ 18,639	$ 6,446
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock-based compensation expense vesting period		1 year
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock-based compensation expense vesting period		4 years
Share-based Payment Arrangement, Option
Defined Benefit Plan Disclosure [Line Items]
Purchase Price of Common Stock, Percent	85.00%
Restricted Stock Units (RSUs)
Defined Benefit Plan Disclosure [Line Items]
Weighted average grant-date fair value		$ 4.08
Unrecognized stock-based compensation expense		$ 17,709
Unrecognized stock-based compensation expense, weighted-average recognition period		3 years 3 days
2021 Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option
Defined Benefit Plan Disclosure [Line Items]
Share based compensation arrangement,Number of shares available for grant under the plan		3,194,000
2021 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs)
Defined Benefit Plan Disclosure [Line Items]
Share based compensation arrangement,Number of shares available for grant under the plan		8,983,092
2021 Equity Incentive Plan [Member] | Common Class A
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued under share-based payment arrangement	23,951,000
Percentage of Outstanding Stock Maximum	5.00%